Variable Interest Entity	12 Months Ended
Dec. 29, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entity

3. Variable Interest Entity

In May 2016, the Company entered into a master joint development and production distribution agreement (the “JDPD Agreement”) with Novatrans Group SA (“Novatrans”) for the development of certain technology related to determining certain properties of an egg, including fertility (the “TeraEgg Technology”). In May 2016, pursuant to the JDPD Agreement, the Company paid $446 to Novatrans for research and development activities in connection with the TeraEgg Technology.

In December 2016, pursuant to the JDPD Agreement, the Company entered into an assignment agreement with Ovabrite, Inc. (“Ovabrite”), whereby the Company granted and assigned to Ovabrite all rights and obligations of the Company under the JDPD Agreement. Ovabrite was incorporated in the state of Delaware in November 2016. The founding stockholders of Ovabrite are also stockholders of the Company, with the majority stockholder of Ovabrite’s equity at the time of formation serving as the Company’s executive chairman and member of the Company’s board of directors. Ovabrite is a related party because its principal owners are stockholders of the Company and Ovabrite is deemed to be a VIE.

In December 2016, in consideration for the assignment and grant of rights under the JDPD Agreement, Ovabrite issued an unsecured promissory note in a principal amount of $446 (the “First Note”) to the Company, which represented the total cash paid by the Company to Novatrans under the JDPD Agreement. Interest on the First Note accrued at an annual rate of 1.46%, and Ovabrite was required to make semi-annual payments on amounts outstanding under the First Note, including any accrued but unpaid interest, until the First Note matured on December 23, 2021.

In December 2016, the Company extended an unsecured line of credit to Ovabrite to be used for working capital under which Ovabrite’s maximum borrowing capacity was $50 (the “Ovabrite Line of Credit”). Interest on the Ovabrite Line of Credit accrued at an annual rate of 1.46%, and Ovabrite was required to make semi-annual payments on amounts outstanding under the Ovabrite Line of Credit including any accrued but unpaid interest, until the Ovabrite Line of Credit matured on December 23, 2021.

In December 2016, the Company entered into a services agreement with Ovabrite under which the Company provides certain administrative services to Ovabrite in exchange for a monthly management fee.

In November 2017, Ovabrite modified the First Note and the Ovabrite Line of Credit and issued a 1.45% unsecured convertible promissory note to the Company in a principal amount of $496 plus previously accrued and unpaid interest of $6 (the “Ovabrite Convertible Note”). In the event of a qualified sale of Ovabrite equity securities to one or more investors resulting in gross proceeds to Ovabrite of at least $1,000, all principal and accrued and unpaid interest on the Ovabrite Convertible Note was automatically convertible into a number of shares of Ovabrite’s equity securities issued in such a financing equal to the outstanding principal and accrued but unpaid interest on the Ovabrite Convertible Note, divided by an amount equal to 80% of the lowest price per share of the equity security sold in the financing. In the event of a non-qualified sale of Ovabrite equity securities (a “Nonqualified Financing”), all principal and accrued and unpaid interest on the Ovabrite Convertible Note was contingently convertible into a number of shares of Ovabrite’s equity securities issued in such a financing equal to the outstanding principal and accrued but unpaid interest on the Ovabrite Convertible Note, divided by an amount equal to 80% of the lowest price per share of the equity security sold in such financing.

In November 2017, Ovabrite issued 1,065,038 shares of convertible preferred stock (the “Series 2017 Preferred Stock”) at $0.14 per share for gross proceeds of $150, which constituted a Nonqualified Financing; issuance costs associated with the financing were de minimis. In March 2018, in connection with the Series 2017 Preferred Stock purchase agreement, Ovabrite issued an additional 177,506 shares of Series 2017 Preferred Stock at $0.14 per shares for gross proceeds of $25 to its stockholders; issuance costs associated with the financing were de minimis. In April 2018, as a result of the Nonqualified Financing event that occurred in November 2017, the Company elected to exercise its option to convert the outstanding principal balance of the Ovabrite Convertible Note into 4,459,490 shares of Series 2017 Preferred Stock at a conversion price of $0.112672 per share.

The Company is the primary beneficiary of the VIE as the Company has (i) the power to direct the activities of Ovabrite that most significantly impact Ovabrite’s economic performance and (ii) the obligation to absorb losses that could potentially be significant to Ovabrite, or the right to receive benefits from Ovabrite that could potentially be significant to Ovabrite. Therefore, the assets, liabilities, and results of operations of Ovabrite are included in the consolidated financial statements.

The table below presents the assets and liabilities (including intercompany balances that were eliminated in consolidation) of Ovabrite as of December 30, 2018 and December 29, 2019:

	December 30, 2018	December 29, 2019
Assets
Current assets:
Cash and cash equivalents	$2	$716
Accounts receivable	—	255

Total assets	$2	$971

Liabilities, Redeemable Convertible Preferred Stock and Stockholders’ Equity
Current liabilities:
Accounts payable	$—	$8
Accrued liabilities	76	206

Total current liabilities	76	214

Note payable to related party	121	—

Total liabilities	197	214

Redeemable convertible preferred stock	677	677
Stockholders’ equity:
Common stock	1	1
Stockholders’ (deficit) equity	(873)	79

Total stockholders’ (deficit) equity	$(872)	$80

Total liabilities, redeemable convertible preferred stock and stockholders’ equity	$2	$971

The table below presents the results of operations (including intercompany balances that are eliminated in consolidation) for Ovabrite for the years ended December 31, 2017, December 30, 2018 and December 29, 2019:

	Year Ended
	December 31, 2017	December 30, 2018	December 29, 2019
Operating expenses:
Selling, general and administrative	$218	$190	$153

Total operating expenses	218	190	153

Loss from operations	(218)	(190)	(153)

Other (expense) income, net:
Interest expense	(7)	(2)	—
Other income	—	—	1,200

Total other (expense) income, net	(7)	(2)	1,200

Net (loss) income before income taxes	(225)	(192)	1,047
Provision for income taxes	—	—	120

Net (loss) income	$(225)	$(192)	$927

Redeemable Noncontrolling Interests: In connection with the consolidation of Ovabrite, the Company recognized the issuance of Series 2017 Preferred Stock in November 2017 and April 2018 as redeemable noncontrolling interests. The Series 2017 Preferred Stock is considered redeemable noncontrolling interests and are classified in mezzanine equity on the consolidated balance sheet as the shares are redeemable upon an event that is not solely within the control of Ovabrite. A liquidation, dissolution or winding up of Ovabrite would constitute a redemption event, which may be outside of Ovabrite’s control. The redeemable noncontrolling interests were measured at fair value upon issuance. Subsequent measurement depends on either (i) the redeemable noncontrolling interests becoming redeemable at fair value or (ii) when the Series 2017 Preferred Stock becomes, or is probable of becoming, redeemable. The noncontrolling interest has not been remeasured to fair value since issuance because it is currently not probable that the Series 2017 Preferred Stock will become redeemable based on the likelihood of occurrence of certain events that would prevent it from becoming redeemable. If the Company determines that redemption of the Series 2017 Preferred Stock is probable, the noncontrolling interest will be remeasured to fair value, with changes in the carrying value recognized within additional paid-in-capital.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of Ovabrite or deemed liquidation event, the holders of the shares of outstanding Series 2017 Preferred Stock shall be entitled to an amount equal to the greater of (a) the Series 2017 Original Issue price, plus any dividends declared but unpaid or (b) such amount per share as would have been payable had all shares been converted into Ovabrite common stock immediately prior to such liquidation, dissolution or winding up or deemed liquidation event.

The following table presents a rollforward of the redeemable noncontrolling interests:

Redeemable Noncontrolling Interest
Balance as of December 31, 2017	$150
Issuance of noncontrolling interest	25

Balance as of December 30, 2018	$175

Issuance of noncontrolling interest	—

Balance as of December 29, 2019	$175